BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund
(the “Fund”)

Supplement dated October 1, 2018
to the Prospectus dated October 28, 2017

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

On October 1, 2018, BlackRock Investment Management, LLC will begin managing a portion of the Fund’s assets and Charles B. Hill of T. Rowe Price Associates, Inc. will cease serving as a portfolio manager of the Fund. Therefore, as of October 1, 2018, the following changes will become effective for the Prospectus.

1.     All references to Charles B. Hill are hereby deleted.

2.   The fifth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wells Capital Management, Inc. (“WellsCap”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

3.   The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:

BlackRock’s Principal Investment Strategies

BlackRock takes a top-down, bottom-up approach with a flexible investment framework in managing its allocated portion of the Fund’s assets. The investment process begins with setting a macro outlook and broad strategy guidelines around credit, duration, yield curve, structure, and liquidity. Portfolio management works closely with BlackRock’s credit research team to determine which sectors of the municipal market provide the most value and should be overweight and which should be underweight. Once a sector view is established, BlackRock’s credit research team works to identify securities that provide the best risk reward profile. BlackRock’s security selection process is based on its relative value outlook and the quantitative assessment of the security and portfolio. In managing its allocated portion of the Fund’s assets, BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation. BlackRock will generally invest its allocated portion in investment grade municipal securities. The allocated portion will have a duration within a band of +/- 2 years of the duration of the Bloomberg Barclays Municipal Bond Index.

4.   The following table is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:

BlackRock

Portfolio Manager	Position with BlackRock	Length of Service to the Fund
Walter O’Connor, CFA	Managing Director	Since October 2018
Michael Kalinoski, CFA	Director	Since October 2018
Kevin Maloney, CFA	Vice President	Since October 2018

5.   The last paragraph under the sub-section entitled “Bridge Builder Municipal Bond Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Municipal Bond Fund assets allocated to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: BlackRock, FIAM, T. Rowe Price, and WellsCap. Below is a summary of each Sub-adviser’s principal investment strategies. Allocations to the Sub-advisers may be adjusted at any time.

6.   The following paragraph is hereby added to the sub-section entitled “Bridge Builder Municipal Bond Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies”:

BlackRock’s Principal Investment Strategies

BlackRock takes a top-down, bottom-up approach with a flexible investment framework in managing its allocated portion of the Fund’s assets. The investment process begins with setting a macro outlook and broad strategy guidelines around credit, duration, yield curve, structure, and liquidity. Portfolio management works closely with BlackRock’s credit research team to determine which sectors of the municipal market provide the most value and should be overweight and which should be underweight. Once a sector view is established, BlackRock’s credit research team works to identify securities that provide the best risk reward profile. BlackRock’s security selection process is based on its relative value outlook and the quantitative assessment of the security and portfolio. In managing its allocated portion of the Fund’s assets, BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation. BlackRock will generally invest its allocated portion in investment grade municipal securities. The allocated portion will have a duration within a band of +/- 2 years of the duration of the Bloomberg Barclays Municipal Bond Index.

7.   The following is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers – Municipal Bond Fund” under the section entitled “Management of the Funds”:

BlackRock

BlackRock, 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-adviser to the Municipal Bond Fund under a sub-advisory agreement with the Adviser on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. As of June 30, 2018, BlackRock had assets under management of approximately $6.3 trillion.

Portfolio Managers:

Walter O’Connor, CFA, Michael Kalinoski, CFA, and Kevin Maloney, CFA, have been portfolio managers of the Municipal Bond Fund since October 2018.

Walter O’Connor, CFA, is a Managing Director and Co-Head of the Municipal Funds team within BlackRock’s Global Fixed Income Group. He is also a member of the Municipal Bond Operating Committee, which oversees all municipal bond portfolio management, research and trading activities. Mr. O’Connor’s service with the firm dates back to 1991, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he was a portfolio manager for municipal bond retail mutual funds. Prior to joining MLIM, Mr. O’Connor was with Prudential Securities, where he was involved in trading, underwriting, and arbitrage for municipal securities and financial futures. Mr. O’Connor earned a B.A. degree in finance and philosophy from the University of Notre Dame in 1984.

Michael Kalinoski, CFA, Director, is a portfolio manager on the Municipal Mutual Fund Desk within BlackRock’s Global Fixed Income group. Mr. Kalinoski’s service with the firm dates back to 1999, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he was a member of the tax-exempt fixed income team responsible for managing a number of national and state funds. Prior to joining MLIM in 1999, Mr. Kalinoski was a municipal trader with Strong Capital Management. Mr. Kalinoski earned a B.S. degree in accounting from Marquette University in 1992.

Kevin Maloney, CFA, Vice President, is a Portfolio Manager for the Municipal Mutual Fund Desk within BlackRock’s Global Fixed Income Group. Mr. Maloney began his career at BlackRock in 2011 as an Analyst on the Municipal Credit Research Team. He graduated from Drexel University in 2011 with a B.S. in Finance.

BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund
(the “Fund”)

Supplement dated October 1, 2018
 to the Statement of Additional Information (“SAI”) dated October 28, 2017,

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

On October 1, 2018, BlackRock Investment Management, LLC will begin managing a portion of the Fund’s assets and Charles B. Hill of T. Rowe Price Associates, Inc. will cease serving as a portfolio manager of the Fund. Therefore, as of October 1, 2018, the following changes will become effective for the SAI.

1. All references to Charles B. Hill are hereby deleted.

2. The heading and first paragraph under the sub-section entitled “BlackRock Investment Management, LLC (“BlackRock”)” under the section entitled “The Funds’ Investment Teams – Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund” are hereby deleted and replaced with the following:

Municipal Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund

BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540, is the Sub-adviser for an allocated portion of the Municipal Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund pursuant to a Sub-advisory Agreement with the Adviser. BlackRock is a wholly owned subsidiary of BlackRock, Inc.  For its services as a Sub-adviser, BlackRock is entitled to receive a fee from the Funds of which it manages an allocated portion.

3.           The following information is hereby added to the table under the sub-section entitled “BlackRock Investment Management, LLC (“BlackRock”) – Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – Municipal Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund”:
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	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Municipal Bond Fund
Walter O’Connor, CFA(1)	31	$21.83 Billion	0	$0	0	$0
Michael Kalinoski, CFA(1)	21	$26.85 Billion	0	$0	0	$0
Kevin Maloney, CFA(1)	9	$2.25 Billion	0	$0	0	$0
(1)	Provided as of June 30, 2018.

4.           The following sentence is hereby added to the third paragraph of the sub-section entitled “BlackRock Investment Management, LLC (“BlackRock”) – Compensation” under the section entitled “The Funds’ Investment Teams – Municipal Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund”:

With respect to Messrs. O’Connor, Kalinoski and Maloney, such benchmarks for the Fund and other accounts are: a combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

5.           The last sentence of the sixth paragraph of the sub-section entitled “BlackRock Investment Management, LLC (“BlackRock”) – Compensation” under the section entitled “The Funds’ Investment Teams – Municipal Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund” is hereby deleted and replaced with the following:

With the exception of Mr. Maloney, the portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

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